Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 5,697	$ 15,573
Interest-bearing demand deposits	9,288	9,680
Cash and cash equivalents	14,985	25,253
Available-for-sale securities	188,785	123,991
Loans, net of allowance for loan losses of $2,231 and $2,043 at December 31, 2019 and 2018, respectively	439,317	407,640
Premises and equipment	12,402	12,117
Federal Home Loan Bank stock	4,012	4,243
Foreclosed assets held for sale, net	819	91
Core deposit and other intangible assets	1,542	1,692
Accrued interest receivable	2,697	1,798
Bank-owned life insurance	17,196	13,115
Other assets	3,951	3,273
Total Assets	685,706	593,213
Deposits
Demand	334,380	309,505
Savings	108,218	111,251
Time	105,471	104,687
Total deposits	548,069	525,443
Securities sold under repurchase agreements	6,915	8,068
Federal Home Loan Bank advances	39,800	106
Subordinated debentures	23,543	4,124
Deferred federal income tax	1,736	219
Interest payable and other liabilities	5,721	4,610
Total liabilities	625,784	542,570
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2019 - 5,959,351 shares, 2018 - 5,926,851 shares; outstanding 2019 - 5,516,203 2018 - 5,739,203	5,959	5,927
Additional paid-in capital	22,871	22,556
Retained earnings	27,905	24,321
Stock held by deferred compensation plan; 2019 - 176,134 shares, 2018 - 182,457 shares	(1,659)	(1,701)
Unearned ESOP compensation	(228)	(404)
Accumulated other comprehensive income (loss)	5,536	(10)
Treasury stock, at cost 2019 - 42,400 shares, 2018 - 5,744 shares	(462)	(46)
Total stockholders' equity	59,922	50,643
Total liabilities and stockholders' equity	$ 685,706	$ 593,213